Supplemental Cash Flow Information - Details of Income Taxes (Paid) Received (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [Line Items]
Investing activities – continuing operations		$ (1)		$ (1)
Operating activities	$ (25)	(49)	$ (36)	(114)
Total income taxes paid	(18)	(62)	(34)	(169)
Discontinued operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	$ 7	$ (12)	$ 2	$ (54)